Fair value measurement - Schedule of impacts of reasonably possible changes in significant Level 3 assumptions (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Sep. 30, 2021
Financing derivatives/ FAA derivative | +20 basis point increase in Limited Price Index (LPI) market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Limited Price Index (LPI) market curve	£ (51)	£ (56)
Financing derivatives/ FAA derivative | -20 basis point decrease in LPI market curve
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in LPI market curve	51	54
Financing derivatives/ FAA derivative | +20 basis point increase in Retail Price Index
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+20 basis point increase in Retail Price Index	17
Financing derivatives/ FAA derivative | -20 basis point decrease in Retail Price Index
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-20 basis point decrease in Retail Price Index	(16)
Financing derivatives/ FAA derivative | 10% increase in the equity value of GasT TopCo Limited
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in the equity value of GasT TopCo Limited	102
Financing derivatives/ FAA derivative | 10% decrease in the equity value of GasT TopCo Limited
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in the equity value of GasT TopCo Limited	(79)
Financing derivatives/ FAA derivative | 20% increase in volatility of the FAA derivative
Disclosure of sensitivity analysis for actuarial assumptions [line items]
20% increase in volatility of the FAA derivative	84
Financing derivatives/ FAA derivative | 20% decrease in volatility of the FAA derivative
Disclosure of sensitivity analysis for actuarial assumptions [line items]
20% decrease in volatility of the FAA derivative	(76)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% increase in commodity prices	35	16
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of sensitivity analysis for actuarial assumptions [line items]
10% decrease in commodity prices	(36)	(16)
Commodity contract derivatives | +10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+10% market area price change	7	2
Commodity contract derivatives | -10% market area price change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-10% market area price change	(7)	(3)
Other | +50 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
+50 basis points change in discount rate	(9)	(4)
Other | -50 basis points change in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
-50 basis points change in discount rate	£ 10	£ 6